Provisions - Individual Suspension Plan (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Provisions for employee benefits	€ 6,398	€ 5,890
Individual Suspension Plan
Disclosure of defined benefit plans [line items]
Provisions for employee benefits	€ 5,228	€ 4,490
Discount rate (as a percent)	0.52%
Average duration of plans	4 years 1 month 20 days